Earnings per equity share	12 Months Ended
Mar. 31, 2019
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Earnings per equity share

25. Earnings per equity share

A reconciliation of profit for the year and equity shares used in the computation of basic and diluted earnings per equity share is set out below:

Basic: Basic earnings per share is calculated by dividing the profit attributable to equity shareholders of the Company by the weighted average number of equity shares outstanding during the period, excluding equity shares purchased by the Company and held as treasury shares.

	Year ended March 31,
	2017		2018		2019
Profit attributable to equity holders of the Company	₹	84,895	₹	80,081	₹	90,031
Weighted average number of equity shares outstanding		6,476,108,013		6,333,391,200		6,007,376,837

Basic earnings per share	₹	13.11	₹	12.64	₹	14.99

Diluted: Diluted earnings per share is calculated by adjusting the weighted average number of equity shares outstanding during the year for assumed conversion of all dilutive potential equity shares. Employee share options are dilutive potential equity shares for the Company.

The calculation is performed in respect of share options to determine the number of shares that could have been acquired at fair value (determined as the average market price of the Company’s shares during the year). The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	Year ended March 31,
	2017		2018		2019
Profit attributable to equity holders of the Company	₹	84,895	₹	80,081	₹	90,031
Weighted average number of equity shares outstanding		6,476,108,013		6,333,391,200		6,007,376,837
Effect of dilutive equivalent share options		19,021,504		11,091,433		14,927,530

Weighted average number of equity shares for diluted earnings per share		6,495,129,517		6,344,482,633		6,022,304,367

Diluted earnings per share	₹	13.07	₹	12.62	₹	14.95

Earnings per share and number of share outstanding for the year ended March 31, 2017 and 2018, have been proportionately adjusted for the bonus issue in the ratio of 1:3 i.e.1 (One) bonus equity share of ₹ 2 each for every 3 (three) fully paid-up equity shares held (including ADS holders). Refer Note 18.